Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 54.1%
International Equity Funds - 24.3%
iShares Core MSCI EAFE ETF	2,434	$ 151,030
iShares Core MSCI Emerging Markets ETF	757	37,138
iShares Global REIT ETF	1,441	37,783

		225,951

U.S. Equity Fund - 26.3%
iShares Core S&P 500 ETF	591	244,728

U.S. Fixed Income Funds - 3.5%
iShares 0-5 Year TIPS Bond ETF (A)	216	22,216
iShares Core U.S. Aggregate Bond ETF	103	10,719

		32,935

Total Exchange-Traded Funds (Cost $562,923)		503,614

INVESTMENT COMPANIES - 45.9%
International Equity Funds - 14.1%
Transamerica Emerging Markets Opportunities (B)	3,464	27,366
Transamerica International Focus (B)	6,662	51,695
Transamerica International Stock (B)	5,358	51,651

		130,712

U.S. Equity Funds - 29.4%
Transamerica Large Cap Value (B)	6,318	81,945
Transamerica Large Growth (B)	8,502	82,979

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	4,172	$ 31,121
Transamerica Mid Cap Value Opportunities (B)	2,561	30,293
Transamerica Small Cap Growth (B)	3,613	23,845
Transamerica Small Cap Value (B)	3,437	23,817

		274,000

U.S. Fixed Income Funds - 2.4%
Transamerica Bond (B)	1,592	13,481
Transamerica High Yield Bond (B)	1,094	8,968

		22,449

Total Investment Companies (Cost $522,833)		427,161

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	22,680	22,680

Total Other Investment Company (Cost $22,680)		22,680

Total Investments (Cost $1,108,436)		953,455
Net Other Assets (Liabilities) - (2.4)%		(22,328)

Net Assets - 100.0%		$ 931,127

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$503,614	$—	$—	$503,614
Investment Companies	427,161	—	—	427,161
Other Investment Company	22,680	—	—	22,680

Total Investments	$953,455	$—	$—	$953,455

Transamerica Funds	Page 1

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $22,216, collateralized by cash collateral of $22,680. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$27,620	$(11,757)	$(1,281)	$(1,101)	$13,481	1,592	$388	$99
Transamerica Emerging Markets Opportunities	—	45,817	(8,005)	(2,363)	(8,083)	27,366	3,464	2,073	748
Transamerica High Yield Bond	—	12,615	(2,501)	(262)	(884)	8,968	1,094	325	—
Transamerica International Focus	—	80,610	(15,000)	(3,266)	(10,649)	51,695	6,662	1,569	1,561
Transamerica International Stock	—	84,735	(23,300)	(3,420)	(6,364)	51,651	5,358	1,659	2,771
Transamerica Large Cap Value	—	111,449	(21,000)	(1,878)	(6,626)	81,945	6,318	2,196	—
Transamerica Large Growth	—	161,266	(23,500)	(24,856)	(29,931)	82,979	8,502	1,394	15,047
Transamerica Mid Cap Growth	—	54,707	(5,500)	(5,220)	(12,866)	31,121	4,172	3,331	6,264
Transamerica Mid Cap Value Opportunities	—	41,909	(5,000)	(1,430)	(5,186)	30,293	2,561	2,755	4,258
Transamerica Small Cap Growth	—	37,504	(5,500)	(2,380)	(5,779)	23,845	3,613	445	2,032
Transamerica Small Cap Value	—	40,680	(4,500)	(4,160)	(8,203)	23,817	3,437	7,228	3,325

Total	$—	$698,912	$(125,563)	$(50,516)	$(95,672)	$427,161	46,773	$23,363	$36,105

(C)	Rate disclosed reflects the yield at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2060

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2060 (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3